Combined Statements of Comprehensive Income (FY) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Combined Statements of Comprehensive Income [Abstract]
Net income	$ 2,155	$ 2,769	$ 1,267
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments arising during period	48	(449)	771
Less: reclassification adjustments for gain on sale of an investment in a foreign entity recognized in Other income (expense), net	2	0	0
Foreign currency translation adjustments arising during period, after reclassification adjustments	50	(449)	771
Pension and postretirement benefit plans:
Net actuarial loss arising during period	(112)	(221)	(13)
Prior service (cost) credit arising during period	0	(9)	14
Amortization of actuarial loss and prior service cost	11	17	16
Other	3	21	(33)
Pension and postretirement benefit plans, before tax	(98)	(192)	(16)
Tax benefit	15	33	5
Pension and postretirement benefit plans, after tax	(83)	(159)	(11)
Unrealized loss on available-for-sale securities:
Unrealized holding loss arising during period	0	0	(31)
Reclassification adjustments for gain on sale of investment included in Other income (expense), net	0	0	(394)
Unrealized loss on available-for-sale securities, after reclassification adjustments, before tax	0	0	(425)
Tax benefit	0	0	163
Unrealized loss on available-for-sale securities, after adjustment, tax	0	0	(262)
Change in unrealized cash flow hedging:
Unrealized cash flow hedging gain arising during period	0	0	2
Loss reclassified into Product sales	0	2	1
Unrealized cash flow hedge gain arising during period, after reclassification	0	2	3
Other comprehensive (loss) income, net of tax	(33)	(606)	501
Comprehensive income	2,122	2,163	1,768
Less: Comprehensive income attributable to noncontrolling interest	(35)	(27)	(74)
Comprehensive income attributable to Carrier Global Corporation	$ 2,087	$ 2,136	$ 1,694